PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Pension benefit cost (Plan Assets) (Details) - The company - Funded pension - IDR (Rp) Rp in Billions	Dec. 31, 2022	Dec. 31, 2021
Corporate bonds
Plan Assets
Fixed income instruments	Rp 348	Rp 356
Level 1
Plan Assets
Cash and cash equivalents	1,320	762
Equity-based mutual fund	410	321
Total	13,641	13,302
Level 1 | Financials
Plan Assets
Equity instruments	1,638	1,571
Level 1 | Consumer non-cyclicals
Plan Assets
Equity instruments	505	558
Level 1 | Basic material
Plan Assets
Equity instruments	271	300
Level 1 | Infrastructure
Plan Assets
Equity instruments	639	838
Level 1 | Energy
Plan Assets
Equity instruments	141	118
Level 1 | Technology
Plan Assets
Equity instruments	89	43
Level 1 | Industrials
Plan Assets
Equity instruments	315	421
Level 1 | Consumer cyclicals
Plan Assets
Equity instruments	115	112
Level 1 | Properties and real estate
Plan Assets
Equity instruments	98	143
Level 1 | Healthcare
Plan Assets
Equity instruments	208	202
Level 1 | Transportation and logistic
Plan Assets
Equity instruments	8	16
Level 1 | Government bonds
Plan Assets
Fixed income instruments	7,884	7,736
Level 1 | Mutual funds
Plan Assets
Fixed income instruments		161
Unquoted
Plan Assets
Direct placement	368	355
Property	187	186
Others	247	545
Total	5,261	5,644
Unquoted | Corporate bonds
Plan Assets
Fixed income instruments	3,117	Rp 4,558
Unquoted | Mutual funds
Plan Assets
Fixed income instruments	122
Unquoted | Midterm notes ("MTN")
Plan Assets
Fixed income instruments	100
Unquoted | Asset-backed securities ("EBA")
Plan Assets
Fixed income instruments	30
Unquoted | Sukuk
Plan Assets
Fixed income instruments	Rp 1,090